UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10377

Registrant Name:	PIMCO Municipal Income Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	Trent W. Walker
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	December 31

Date of Reporting Period:	March 31, 2018

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Municipal Income Fund

March 31, 2018 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 177.2% ¤
MUNICIPAL BONDS & NOTES 174.9%
ALABAMA 8.0%
Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035 (e)	$3,000	$3,484
5.000% due 09/01/2036 (e)	3,000	3,477
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	15,000	12,494
6.500% due 10/01/2053	750	888
Lower Alabama Gas District Revenue Bonds, Series 2016
5.000% due 09/01/2046	4,500	5,505

		25,848

ALASKA 1.1%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^(b)	900	61
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	3,280	3,477

		3,538

ARIZONA 2.3%
Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2000
5.000% due 06/01/2035	1,500	1,586
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010
5.250% due 10/01/2040	750	805
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2039 (e)	5,000	5,128

		7,519

ARKANSAS 0.8%
Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2036 (c)	5,500	2,639

CALIFORNIA 22.0%
Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2034	2,875	3,113
5.000% due 10/01/2042	3,255	3,524
Bay Area Toll Authority, California Revenue Bonds, Series 2013
5.250% due 04/01/2053	10,000	11,563
Bay Area Toll Authority, California Revenue Bonds, Series 2014
5.000% due 10/01/2054	3,000	3,318
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	2,000	2,001
6.125% due 06/01/2038	1,000	1,000
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	2,000	2,108
California Health Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 08/15/2042	1,500	1,638
California Municipal Finance Authority Revenue Bonds, Series 2011
7.750% due 04/01/2031	1,215	1,383
California State General Obligation Bonds, Series 2008
5.125% due 08/01/2036	2,300	2,328
California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	3,200	3,337
California State General Obligation Bonds, Series 2010
5.250% due 11/01/2040	1,900	2,058
5.500% due 03/01/2040	500	534
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.625% due 08/01/2029	2,310	2,460
6.750% due 02/01/2038	8,485	9,049
California Statewide Communities Development Authority Revenue Bonds, Series 2011
5.000% due 12/01/2041	1,000	1,102
California Statewide Communities Development Authority Revenue Notes, Series 2011
6.500% due 11/01/2021	370	403
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	3,000	3,138
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2030	1,405	1,727
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	2,000	2,481

Montebello Unified School District, California General Obligation Bonds, (AGM Insured), Series 2008
5.000% due 08/01/2033	4,175	4,224
Orange County, California Airport Revenue Bonds, Series 2009
5.250% due 07/01/2039	5,000	5,207
San Marcos Unified School District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2038	1,600	1,770
Whittier Union High School District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2025 (c)	2,000	1,383

		70,849

COLORADO 1.5%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2038 (e)	1,500	1,574
Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010
5.625% due 12/01/2040	450	474
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	500	696
Regional Transportation District, Colorado Certificates of Participation Bonds, Series 2010
5.375% due 06/01/2031	400	427
University of Colorado Revenue Bonds, Series 2009
5.375% due 06/01/2038	1,500	1,564

		4,735

CONNECTICUT 2.5%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	5,000	5,292
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042	2,500	2,662

		7,954

DISTRICT OF COLUMBIA 0.8%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	2,500	2,600

FLORIDA 3.0%
Broward County, Florida Water & Sewer Utility Revenue Bonds, Series 2009
5.250% due 10/01/2034 (e)	4,000	4,074
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	175	184
Florida State General Obligation Bonds, Series 2009
5.000% due 06/01/2038 (e)	3,900	3,961
Miami-Dade County, Florida School Board Foundation, Inc., Certificates of Participation Bonds, (AGC Insured), Series 2009
5.375% due 02/01/2034	1,250	1,289

		9,508

GEORGIA 5.7%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017
6.750% due 01/01/2035	3,200	3,298
Burke County, Georgia Development Authority Revenue Bonds, Series 2017
3.250% due 11/01/2045	3,000	2,967
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015
5.000% due 07/01/2060	9,000	9,489
Private Colleges & Universities Authority of Georgia Revenue Bonds, Series 2016
4.000% due 01/01/2046 (e)	2,300	2,438

		18,192

HAWAII 1.2%
Hawaii State General Obligation Bonds, Series 2016
4.000% due 10/01/2035 (e)	1,960	2,076
4.000% due 10/01/2036 (e)	1,610	1,701

		3,777

ILLINOIS 11.8%
Chicago, Illinois General Obligation Bonds, Series 2003
5.500% due 01/01/2034	1,750	1,864
Chicago, Illinois General Obligation Bonds, Series 2007
5.500% due 01/01/2042	2,400	2,527
Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	6,700	7,182
5.500% due 01/01/2034	2,300	2,445
Chicago, Illinois Revenue Bonds, Series 2002
5.000% due 01/01/2028	2,000	2,333
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037 (e)	5,000	5,049
7.125% due 11/15/2037	400	424
Illinois Finance Authority Revenue Bonds, Series 2013
4.000% due 08/15/2042 (e)	3,000	3,049

Illinois Finance Authority Revenue Bonds, Series 2017
5.250% due 12/01/2052	1,250	1,288
Illinois State General Obligation Bonds, Series 2017
5.000% due 12/01/2038	2,000	2,041
Illinois State General Obligation Notes, Series 2017
5.000% due 11/01/2025	2,500	2,614
5.000% due 11/01/2027	7,000	7,297

		38,113

INDIANA 1.7%
Indiana Finance Authority Revenue Bonds, Series 2012
5.000% due 06/01/2032	3,000	3,067
Indiana Municipal Power Agency Revenue Bonds, Series 2009
6.000% due 01/01/2039	1,000	1,033
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	1,345	1,499

		5,599

IOWA 0.9%
Iowa Finance Authority Revenue Bonds, Series 2014
0.000% due 05/15/2056 ^	532	6
5.400% due 11/15/2046 ^	2,836	2,946

		2,952

KANSAS 1.4%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	1,000	1,064
Lenexa, Kansas Tax Allocation Bonds, Series 2007
6.000% due 04/01/2027 ^(b)	802	180
University of Kansas Hospital Authority Revenue Bonds, Series 2015
4.000% due 09/01/2040 (e)	3,085	3,130

		4,374

KENTUCKY 0.3%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2010
6.375% due 06/01/2040	1,000	1,095

LOUISIANA 2.8%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017
4.000% due 05/01/2045 (e)	4,000	4,145
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, (ACA Insured), Series 2000
6.550% due 09/01/2025	1,200	1,334
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	750	824
6.500% due 11/01/2035	400	443
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	2,000	2,268

		9,014

MARYLAND 0.7%
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 06/01/2035	1,500	1,628
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.250% due 01/01/2041	650	725

		2,353

MASSACHUSETTS 2.0%
Massachusetts Development Finance Agency Revenue Bonds, Series 2010
7.000% due 07/01/2042	750	835
Massachusetts Development Finance Agency Revenue Bonds, Series 2011
0.000% due 11/15/2056 (c)(g)	103	7
6.250% due 11/15/2039	388	403
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (e)	2,300	2,372
5.000% due 01/01/2047	1,000	1,096
Massachusetts State College Building Authority Revenue Bonds, Series 2009
5.500% due 05/01/2039	1,500	1,563

		6,276

MICHIGAN 5.8%
Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036 (e)	3,000	3,109
5.000% due 12/01/2031 (e)	1,200	1,392
5.000% due 12/01/2046 (e)	2,400	2,690
Michigan State Building Authority Revenue Bonds, Series 2016
5.000% due 10/15/2046 (e)	1,000	1,118
5.000% due 10/15/2051 (e)	1,500	1,672

Michigan State Hospital Finance Authority Revenue Bonds, Series 2016
4.000% due 11/15/2047 (e)	5,000	5,087
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
6.000% due 06/01/2048	1,500	1,501
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2058 (c)	15,000	443
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	1,500	1,541

		18,553

MINNESOTA 0.5%
St. Louis Park, Minnesota Revenue Bonds, Series 2009
5.750% due 07/01/2039	1,500	1,575

MISSOURI 0.3%
Joplin Industrial Development Authority, Missouri Revenue Bonds, Series 2007
5.750% due 05/15/2026	1,000	1,003
Lee’s Summit, Missouri Tax Allocation Bonds, Series 2011
5.625% due 10/01/2023	90	93

		1,096

NEBRASKA 0.6%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2017
5.000% due 09/01/2042	1,500	1,809

NEVADA 1.4%
Clark County, Nevada General Obligation Bonds, Series 2018
4.000% due 07/01/2044 (e)	4,200	4,334

NEW JERSEY 16.8%
New Jersey Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	2,000	2,055
New Jersey Economic Development Authority Revenue Bonds, Series 2016
5.000% due 06/15/2041	2,500	2,665
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	16,550	18,560
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	500	565
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013
5.500% due 07/01/2043	2,000	2,264
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006
0.000% due 12/15/2034 (c)	1,500	750
New Jersey Turnpike Authority Revenue Bonds, Series 2009
5.250% due 01/01/2040	2,000	2,055
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017
5.000% due 01/01/2049	250	271
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	12,100	12,100
5.000% due 06/01/2029	1,930	1,936
5.000% due 06/01/2041	11,000	11,000

		54,221

NEW MEXICO 2.4%
Farmington, New Mexico Revenue Bonds, Series 2010
5.900% due 06/01/2040	1,000	1,074
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2009
5.000% due 08/01/2039	6,400	6,684

		7,758

NEW YORK 22.7%
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	15,500	16,609
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,335
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(b)	1,137	193
6.700% due 01/01/2049	3,150	3,362
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2017
4.000% due 08/01/2042 (e)	4,000	4,155
New York City Water & Sewer System, New York Revenue Bonds, Series 2009
5.000% due 06/15/2039	3,000	3,108
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	10,000	12,439
New York Liberty Development Corp. Revenue Bonds, Series 2007
5.500% due 10/01/2037	3,000	3,857
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	7,500	8,178
5.000% due 11/15/2044	10,000	10,848

New York State Dormitory Authority Revenue Bonds, Series 2010
5.500% due 07/01/2040	3,500	3,791
New York State Dormitory Authority Revenue Bonds, Series 2017
4.000% due 02/15/2047 (e)	3,000	3,107

		72,982

OHIO 10.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.125% due 06/01/2024	1,000	980
5.875% due 06/01/2047	11,600	11,470
6.500% due 06/01/2047	9,280	9,338
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2047 (e)	4,000	4,066
Hamilton County, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2042	1,000	1,082
Ohio State Turnpike Commission Revenue Bonds, Series 2013
5.000% due 02/15/2048	5,000	5,419

		32,355

OKLAHOMA 0.5%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018
5.500% due 08/15/2057 (a)	1,500	1,665

OREGON 0.9%
Oregon Health & Science University Revenue Bonds, Series 2009
5.750% due 07/01/2039	2,000	2,101
Oregon State Department of Administrative Services Certificates of Participation Bonds, Series 2009
5.250% due 05/01/2039	600	623

		2,724

PENNSYLVANIA 7.3%
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2009
5.250% due 06/01/2039	5,000	5,207
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 12/01/2039	1,100	1,161
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 03/01/2040	350	371
6.000% due 07/01/2043	500	546
Pennsylvania Turnpike Commission Revenue Bonds, Series 2009
5.125% due 12/01/2040	2,000	2,112
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	5,000	5,473
5.625% due 07/01/2042	1,000	1,089
Philadelphia, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2008
5.250% due 12/15/2032	7,000	7,179
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, Series 2009
5.250% due 01/01/2036	500	513

		23,651

PUERTO RICO 1.0%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2031 ^	3,000	3,196

RHODE ISLAND 0.7%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,205	1,296
5.000% due 06/01/2050	1,000	1,031

		2,327

SOUTH CAROLINA 4.1%
South Carolina Ports Authority Revenue Bonds, Series 2010
5.250% due 07/01/2040	2,200	2,346
South Carolina State Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,369
5.500% due 12/01/2053	5,000	5,507

		13,222

TENNESSEE 4.7%
Bristol Industrial Development Board, Tennessee Revenue Bonds, Series 2016
5.125% due 12/01/2042	2,500	2,442
Bristol Industrial Development Board, Tennessee Revenue Notes, Series 2016
0.000% due 12/01/2025 (c)	1,000	682
0.000% due 12/01/2026 (c)	1,000	643
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	5,749
5.250% due 09/01/2024	5,000	5,708

		15,224

TEXAS 16.1%
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009
5.250% due 08/15/2038	1,200	1,250
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013
5.000% due 04/01/2053	5,500	6,030
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	300	315
4.000% due 08/15/2035 (e)	800	836
4.000% due 08/15/2036 (e)	600	625
4.000% due 08/15/2037 (e)	900	933
4.000% due 08/15/2040 (e)	900	922
North Harris County, Texas Regional Water Authority Revenue Bonds, Series 2008
5.250% due 12/15/2033	4,200	4,307
5.500% due 12/15/2038	4,200	4,315
North Texas Tollway Authority Revenue Bonds, Series 2009
5.250% due 01/01/2044	3,000	3,065
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	2,750	2,932
5.500% due 09/01/2041	600	671
San Juan Higher Education Finance Authority, Texas Revenue Bonds, Series 2010
6.700% due 08/15/2040	250	278
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	4,000	4,115
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016
4.000% due 02/15/2047 (e)	6,400	6,532
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017
6.750% due 11/15/2047	500	557
Tender Option Bond Trust Receipts/Certificates, Texas General Obligation Bonds, Series 2009
0.000% due 08/01/2039 (f)	1,000	1,077
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2023	3,500	3,974
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
6.250% due 12/15/2026	6,500	7,618
Uptown Development Authority, Texas Tax Allocation Bonds, Series 2009
5.500% due 09/01/2029	1,000	1,052
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	500	558

		51,962

U.S. VIRGIN ISLANDS 1.1%
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2009
5.000% due 10/01/2022	4,000	2,930
Virgin Islands Public Finance Authority, U.S. Virgin Islands Revenue Bonds, Series 2010
5.250% due 10/01/2029	1,000	702

		3,632

UTAH 2.4%
Salt Lake County, Utah Revenue Bonds, (AMBAC Insured), Series 2001
5.125% due 02/15/2033	7,000	7,843

VIRGINIA 0.9%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2009
5.500% due 05/15/2035	1,000	1,042
Peninsula Town Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.450% due 09/01/2037	1,926	1,940

		2,982

WASHINGTON 2.6%
Tender Option Bond Trust Receipts/Certificates, Washington General Obligation Bonds, Series 2009
0.000% due 02/01/2034 (f)	6,670	7,221
Washington Health Care Facilities Authority Revenue Bonds, (AGC Insured), Series 2008
6.000% due 08/15/2039	700	740
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	263

		8,224

WEST VIRGINIA 0.8%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017
5.500% due 06/01/2037	1,000	1,035

West Virginia Economic Development Authority Revenue Bonds, Series 2017
4.000% due 06/15/2040 (e)	1,500	1,541

		2,576

WISCONSIN 0.8%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2039	500	521
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 08/15/2042 (e)	2,000	2,050

		2,571

Total Municipal Bonds & Notes (Cost $524,107)		563,417

SHORT-TERM INSTRUMENTS 2.3%
REPURCHASE AGREEMENTS (h) 2.3%		7,346

Total Short-Term Instruments (Cost $7,346)		7,346

Total Investments in Securities (Cost $531,453)		570,763

Total Investments 177.2% (Cost $531,453)		$570,763
Preferred Shares (59.0)%		$(190,000)
Other Assets and Liabilities, net (18.2)%		(58,684)

Net Assets Applicable to Common Shareholders 100.0%		$322,079

Notes to Schedule of Investments:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

(a)	When-issued security.

(b)	Security is not accruing income as of the date of this report.

(c)	Zero coupon security.

(d)	Security becomes interest bearing at a future date.

(e)	Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction. See Note 5, Tender Option Bond Transactions, in the Notes to Financial Statements for more information.

(f)	Represents an investment in a tender option bond residual interest certificate purchased in a secondary market transaction. The interest rate shown bears an inverse relationship to the interest rate on a tender option bond floating rate certificate. The interest rate disclosed reflects the rate in effect on March 31, 2018.

(g)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Massachusetts Development Finance Agency Revenue Bonds, Series 2011	0.000%	11/15/2056	07/20/2007	$3	$7	0.00%

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	1.250%	03/29/2018	04/02/2018	$1,246	U.S. Treasury Notes 2.000% due 04/30/2024	$(1,276)	$1,246	$1,246
SAL	1.910	03/29/2018	04/02/2018	6,100	U.S. Treasury Notes 1.750% due 05/31/2022	(6,228)	6,100	6,101

Total Repurchase Agreements						$(7,504)	$7,346	$7,347

(1)	Includes accrued interest.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2018
Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$25,848	$0	$25,848
Alaska	0	3,538	0	3,538
Arizona	0	7,519	0	7,519
Arkansas	0	2,639	0	2,639
California	0	70,849	0	70,849
Colorado	0	4,735	0	4,735
Connecticut	0	7,954	0	7,954
District of Columbia	0	2,600	0	2,600
Florida	0	9,508	0	9,508
Georgia	0	18,192	0	18,192
Hawaii	0	3,777	0	3,777
Illinois	0	38,113	0	38,113
Indiana	0	5,599	0	5,599
Iowa	0	2,952	0	2,952
Kansas	0	4,374	0	4,374
Kentucky	0	1,095	0	1,095
Louisiana	0	9,014	0	9,014
Maryland	0	2,353	0	2,353
Massachusetts	0	6,276	0	6,276
Michigan	0	18,553	0	18,553
Minnesota	0	1,575	0	1,575
Missouri	0	1,096	0	1,096
Nebraska	0	1,809	0	1,809
Nevada	0	4,334	0	4,334
New Jersey	0	54,221	0	54,221
New Mexico	0	7,758	0	7,758
New York	0	72,982	0	72,982
Ohio	0	32,355	0	32,355
Oklahoma	0	1,665	0	1,665
Oregon	0	2,724	0	2,724
Pennsylvania	0	23,651	0	23,651
Puerto Rico	0	3,196	0	3,196
Rhode Island	0	2,327	0	2,327
South Carolina	0	13,222	0	13,222
Tennessee	0	15,224	0	15,224
Texas	0	51,962	0	51,962
U.S. Virgin Islands	0	3,632	0	3,632
Utah	0	7,843	0	7,843
Virginia	0	2,982	0	2,982
Washington	0	8,224	0	8,224
West Virginia	0	2,576	0	2,576
Wisconsin	0	2,571	0	2,571
Short-Term Instruments
Repurchase Agreements	0	7,346	0	7,346

Total Investments	$0	$570,763	$0	$570,763

There were no significant transfers among Levels 1, 2, or 3 during the period ended March 31, 2018.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2018, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation	SAL	Citigroup Global Markets, Inc.

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
OTC	Over the Counter

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration
AGC	Assured Guaranty Corp.	AMBAC	American Municipal Bond Assurance Corp.

Other Abbreviations:
TBA	To-Be-Announced

Item 2. Controls and Procedures

(a)	The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Municipal Income Fund

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date: May 29, 2018

By:	/s/ Trent W. Walker

Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow

Peter G. Strelow
President (Principal Executive Officer)

Date: May 29, 2018

By:	/s/ Trent W. Walker

Trent W. Walker
Treasurer (Principal Financial & Accounting Officer)

Date: May 29, 2018